UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549




                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-3347

                            Safeco Money Market Trust
               (Exact name of registrant as specified in charter)

                       4854 154th Pl NE, Redmond, WA 98052
               (Address of principal executive offices) (Zip code)

                                 Roger F. Harbin
                       4854 154th Pl NE, Redmond, WA 98052
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 425-376-8055

                   Date of fiscal year end: December 31, 2004

                  Date of reporting period: September 30, 2004

ITEM 1. Schedule of Investments.

As of September 30, 2004
Safeco Money Market Fund
(Unaudited)


                                                                                                                      VALUE
PRINCIPAL AMOUNT (000's)                                                                                             (000's)
-----------------------------------------------------------------------------------------------------------------------------------


COMMERCIAL PAPER -  22.7%

Agricultural Products - 1.6%

                  $3,000    Golden Peanut Co., LLC    1.63%, due 10/29/04                                             $2,996

Consumer Finance - 4.6%

                   1,200    Cooperative Association of    Tractor Dealers, Inc.    1.25%, due 10/22/04                 1,199
                   3,000    Cooperative Association of    Tractor Dealers, Inc.    1.32%, due 10/27/04                 2,997
                   4,600    Cooperative Association of    Tractor Dealers, Inc.    1.50%, due 11/03/04                 4,594

Food Retail - 4.2%

                   8,000    Nestle Capital Corp.    1.740%, due 10/13/04                                               7,995

Integrated Oil & Gas - 3.9%

                   7,500    Equitable Resources, Inc.    1.62%, due 10/12/04                                           7,496

Other Diversified Financial Services - 3.9%

                   7,500    Exxon Asset Management Co.    1.48%, due 10/01/04                                           7,500

Pharmaceuticals - 2.6%

                   5,000    Pfizer, Inc.    1.523%, due 10/08/04                                                        4,999

Specialty Chemicals - 1.9%

                   3,500    Du Pont (E.I.) de Nemours    & Co.    1.52%, due 10/04/04                                   3,500

                                                                                                                 -------------

TOTAL COMMERCIAL PAPER   (cost  $43,276)                                                                               43,276
                                                                                                                 -------------


CORPORATE BONDS -  51.8%

Asset Management & Custody Banks - 1.1%

                   2,000    Mellon Funding Corp.    7.50%, due 6/15/05                                                  2,073

Brewers - 1.5%

                   2,880    New Belgium Brewery Co.    1.95%, due 7/01/15    Put Date 10/07/04                          2,880

Diversified Banks - 4.6%

                   3,870    Banc One Corp.    7.00%, due 7/15/05                                                        4,006
                   1,430    Chase Manhattan Corp.    6.75%, due 12/01/04                                                1,442
                   3,150    Nationsbank Corp.    6.875%, due 2/15/05                                                    3,213

Electric Utilities - 5.1%

                   3,000    National Rural Utilities    Cooperative Finance Corp.    2.2125%, due 3/10/05               3,005
                     750    National Rural Utilities    Cooperative Finance Corp.    5.50%, due 1/15/05                   758
                   4,000    National Rural Utilities    Cooperative Finance Corp.    6.125%, due 5/15/05                4,099
                   1,900    National Rural Utilities    Cooperative Finance Corp.    6.375%, due 10/15/04               1,903

General Merchandise Stores - 3.7%

                   2,100    Racetrac Capital, LLC    1.84%, due 4/01/18    Put Date 10/07/04                            2,100
                   5,000    Wal-Mart Stores, Inc.    1.6975%, due 2/22/05                                               4,999

Health Care Facilities - 4.3%

                   8,200    ACTS Retirement-Life    Communities, Inc.    1.81%, due 11/15/29    Put Date 10/01/04       8,200

Hotels, Resorts & Cruise Lines - 1.3%

                   2,445    Smuggler's Notch Management    Co.    1.88%, due 9/01/15    Put Date 10/07/04               2,445

Investment Banking & Brokerage - 5.1%

                   3,000    Lehman Brothers Holdings, Inc.    7.75%, due 1/15/05                                        3,051
                   3,000    Merrill Lynch & Co., Inc.    1.69625%, due 2/04/05                                          3,000
                   1,503    Merrill Lynch & Co., Inc.    6.00%, due 11/15/04                                            1,512
                   2,055    Morgan Stanley    7.75%, due 6/15/05                                                        2,134

Other Diversified Financial Services - 2.7%

                   3,000    Citigroup, Inc.    1.83%, due 9/01/05                                                       3,002
                   1,000    General Electric Capital Corp.    1.86%, due 10/25/04                                       1,000
                   1,225    General Electric Capital Corp.    2.005%, due 5/15/05                                       1,226

Real Estate Management & Development - 7.0%

                   7,940    Loft Quest, LLC    1.91%, due 6/01/27    Put Date 10/07/04                                  7,940
                   5,500    SF Tarns, LLC    1.91%, due 1/01/28    Put Date 10/07/04                                    5,500

Thrifts & Mortgage Finance - 15.4%

                  15,400    Abbey National, plc    8.20%, due 10/15/04                                                 15,446
                  14,000    Countrywide Home Loans, Inc.    6.84%, due 10/22/04                                        14,046

                                                                                                                 -------------

TOTAL CORPORATE BONDS   (cost  $98,980)                                                                                98,980
                                                                                                                 -------------


MUNICIPAL BONDS -  2.6%

Homebuilding - 1.6%

                   1,000    Breckenridge Terrace, LLC    Tax Revenue    1.89%, due 5/01/39                              1,000
                                Put Date 10/01/04
                   2,000    Eagle County Colorado Housing    Facilities Revenue    1.89%, due 5/01/39                   2,000
                                Put Date 10/07/04

Industrial Development - 1.0%

                   2,000    Platte County Industrial    Development Authority    1.91%, due 2/01/14                     2,000
                               Put Date 10/07/04

                                                                                                                 -------------

TOTAL MUNICIPAL BONDS   (cost  $5,000)                                                                                  5,000
                                                                                                                 -------------


COLLATERALIZED MORTGAGE OBLIGATIONS -  7.8%

U.S. Government Agency Obligations - 7.8%

                  14,945    Freddie Mac    1.86%, due 1/15/42    Put Date 10/07/04                                     14,945

                                                                                                                 -------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS   (cost  $14,945)                                                            14,945
                                                                                                                 -------------


U.S. GOVERNMENT & AGENCY OBLIGATIONS -  7.9%

U.S. Government Agency Obligations - 7.9%

                  15,000    Federal Home Loan Bank    (Unsecured Bond)    1.70%, due 5/24/05                           15,000
                                                                                                                 -------------

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS   (cost  $15,000)                                                           15,000
                                                                                                                 -------------


CASH EQUIVALENTS -  9.1%

Investment Companies

                   9,197    AIM Short-Term Investments Co.    Liquid Assets Money Market                                9,197
                            Portfolio (Institutional    Shares)
                   8,219    American AAdvantage Money    Market Select Fund                                             8,219

                                                                                                                 -------------

TOTAL CASH EQUIVALENTS   (cost  $17,416)                                                                               17,416
                                                                                                                 -------------


TOTAL INVESTMENTS   (cost  $194,617)  -  101.9%                                                                       194,617

           Other Assets, less Liabilities                                                                              (3,631)

                                                                                                                 -------------

NET ASSETS                                                                                                           $190,986
                                                                                                                 =============



If a Put date is indicated, the Fund has a right to sell a specified underlying security at an exercise price equal to the amortized cost of the underlying security plus interest, if any, as of that date.


Securities with a maturity of more than thirteen months have variable rates and/or demand features which qualify them as short-term securities. Rates shown are those in effect on 9/30/04. These rates change periodically based on specified market rates or indices.


Supplementary Notes to Schedule of Investments (In Thousands)

Federal Tax Information
As of September 30, 2004, the aggregate cost of investment securites for income tax purposes approximated $194,617.

The Fund's schedule of investments as of September 30, 2004, has not been audited. For more information on the Fund's policies regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus, annual and semiannal reports.




As of September 30, 2004
Safeco Tax-Free Money Market Fund
(Unaudited)


                                                                                                                        VALUE
  PRINCIPAL AMOUNT (000's)                                                                                             (000's)
-----------------------------------------------------------------------------------------------------------------------------------


MUNICIPAL BONDS - 99.1%

Alaska - 8.9%

                    $895    Alaska Housing Finance Corp.                                                                $895
                            (Governmental Purpose)
                            1.64%, due 12/01/30
                            Put Date 10/07/04

                   2,000    Alaska Housing Finance Corp.                                                               2,000
                            Series B
                            1.68%, due 12/01/30
                            Put Date 10/06/04

                   1,835    Alaska Industrial Development                                                               1,835
                            and Export Authority Revenue
                            2.00%, due 7/01/06
                            Put Date 10/06/04

Arizona - 3.4%

                   1,000    Apache County Industrial                                                                    1,000
                            Development Revenue
                            (Tucson Electric Power Co.)
                            1.75%, due 12/15/18
                            Put Date 10/06/04

                     800    Pima County Industrial                                                                       800
                            Development Authority Revenue
                            (Tucson Electric Power Co.)
                            1.68%, due 12/01/22
                            Put Date 10/06/04

Colorado - 19.8%

                   2,000    Bachelor Gulch Metropolitan                                                                 2,000
                            District General Obligation
                            1.20%, due 12/01/2023
                            Put Date 12/01/04

                   1,000    Castle Rock Metropolitan                                                                    1,000
                            District No. 7
                            1.30%, due 12/01/30
                            Put Date 12/01/04

                   1,000    Cherry Creek South                                                                           1,000
                            Metropolitan District No. 1
                            1.40%, due 12/15/33
                            Put Date 12/15/04

                   1,000    Commerce City Northern                                                                      1,000
                            Infrastructure General
                            Improvement District General
                            Obligation
                            1.30% due 12/01/31
                            Put Date 12/01/04

                     700    Holland Creek Metropolitan                                                                  700
                            District Revenue
                            1.69%, due 6/01/41
                            Put Date 10/07/04

                   1,335    Moffat County                                                                              1,335
                            Pollution Control Revenue
                            1.85%, due 7/01/10
                            Put Date 10/06/04

                   1,500    NBC Metropolitan District                                                                   1,500
                            Series 2004
                            1.79%, due 12/01/30
                            Put Date 10/07/04

                   1,000    Triview Colorado Metropolitan                                                               1,000
                            District General Obligation
                            1.375%, due 11/01/23
                            Put Date 11/21/04

                   1,000    Wildgrass Metropolitan                                                                      1,000
                            District General Obligation
                            1.60%, due 12/01/34
                            Put Date 12/01/04

District of Columbia - 1.9%

                   1,000    District of Columbia Revenue                                                                 1,000
                            (George Washington University)
                            Series B
                            1.65%, due 9/15/29
                            Put Date 10/06/04

Florida - 2.8%

                   1,500    Putnam County Developement                                                                  1,500
                            Authority Pollution Control
                            Revenue
                            1.40%, due 12/15/09
                            Put Date 12/15/04

Georgia - 6.8%

                   1,000    Burke County Development                                                                    1,000
                            Authority Pollution Control
                            Revenue (Georgia Power Co.
                            Plant Vogtle Project)
                            1.08%, due 9/01/30
                            Put Date 4/19/05

                   2,625    Marietta Housing Authority                                                                  2,625
                            Multifamily Revenue
                            1.25%, due 1/15/09
                            Put Date 1/15/05

Hawaii - 5.2%

                   2,800    Hawaii Housing Finance                                                                      2,800
                            and Development Corp.
                            1.64%, due 7/01/24
                            Put Date 10/06/04

Illinois - 4.9%

                     910    Illinois Development Finance                                                                 910
                            Authority Revenue
                            (Countryside Montessori
                            Schools)
                            1.72%, due 6/01/17
                            Put Date 10/07/04

                   1,700    Jackson-Union Regional                                                                      1,700
                            Port District Revenue
                            1.64%, due 4/01/24
                            Put Date 10/06/04

Kentucky - 5.7%

                   3,055    Clark County Pollution Control                                                              3,055
                            Revenue
                            1.08%, due 10/15/14
                            Put Date 10/15/04

Louisiana - 3.7%

                   2,000    Louisiana Public Facilities                                                                 2,000
                            Authority Revenue
                            1.71%, due 12/01/13
                            Put Date 10/07/04

Maryland - 3.5%

                   1,605    Maryland Health and Higher                                                                  1,605
                            Education Facilities Authority
                            Revenue (Mercy Ridge)
                            1.71%, due 4/01/31
                            Put Date 10/07/04

                     290    Montgomery County                                                                             290
                            Industrial Development Revenue
                            (Information Systems and
                            Networks)
                            1.50% due 4/01/14
                            Put Date 10/07/04

New York - 1.9%

                   1,000    New York Local Government                                                                   1,000
                            Assistance Corp.
                            1.61%, due 4/01/21
                            Put Date 10/06/04

Oklahoma - 1.9%

                   1,000    Oklahoma Water Resources                                                                    1,000
                            Revenue
                            Board State Loan Program
                            Series A
                            0.98%, due 10/01/34
                            Put Date 10/01/04

Texas - 21.1%

                   2,500    ABN AMRO Munitops Certificates                                                               2,500
                            Trust
                            1.75%, due 2/06/08
                            Put Date 10/06/04

                   3,500    ABN AMRO Munitops Certificates                                                              3,500
                            Trust
                            1.75%, due 3/07/07
                            Put Date 10/06/04

                   2,300    Coastal Bend Health Facilities                                                              2,300
                            Development Corp.
                            Series B
                            1.64%, due 8/15/28
                            Put Date 10/06/04

                     940    Montgomery County                                                                             940
                            Industrial Development Corp.
                            (Medical Manufacturing
                            Partners Project)
                            1.88%, due 8/01/17
                            Put Date 10/07/04

                   2,035    Sabine River Industrial                                                                      2,035
                            Development Authority
                            1.45%, due 8/15/14
                            Put Date 2/15/05

Washington - 4.2%

                   1,500    Richland Golf Enterprise                                                                     1,500
                            Revenue
                            1.69%, due 12/01/21
                            Put Date 10/07/04

                     730    Washington State Housing                                                                       730
                            Finance Commission Housing
                            Revenue
                            (Pioneer Human Services)
                            1.59% due 7/01/11
                            Put Date 10/07/04


Wisconsin - 3.4%

                   1,800    Wisconsin Health and Education                                                              1,800
                            Facilities Authority Revenue
                            (Felician Health Care, Inc.)
                            1.64% due 1/01/19
                            Put Date 10/06/04

                                                                                                                  -------------
TOTAL MUNICIPAL BONDS   (cost  $52,855)                                                                                52,855
                                                                                                                  -------------


CASH EQUIVALENTS - 0.8%

                     444    AIM Short-Term Investments Co.                                                              444
                            Tax-Free Cash Reserve
                            Portfolio (Institutional
                            Shares)

                                                                                                                  -------------
TOTAL CASH EQUIVALENTS   (cost  $444)                                                                                   444
                                                                                                                  -------------


TOTAL INVESTMENTS   (cost  $53,299)  -  99.9%                                                                        53,299

           Other Assets, less Liabilities                                                                                52

                                                                                                                 -------------
NET ASSETS                                                                                                          $53,351
                                                                                                                 =============



If a Put date is indicated, the Fund has a right to sell a specified underlying security at an exercise price equal to the amortized cost of the underlying security plus interest, if any, as of that date.


Securities with a maturity of more than thirteen months have variable rates and/or demand features which qualify them as short-term securities. Rates shown are those in effect on 9/30/2004. These rates change periodically based on specified market rate or indices.


Supplementary Notes to Schedule of Investments (In Thousands)

Federal Tax Information
As of September 30, 2004, the aggregate cost of investment securites for income tax purposes approximated $53,299.

The Fund's schedule of investments as of September 30, 2004, has not been audited. For more information on the Fund's policies regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus, annual and semiannal reports.





ITEM 2. Controls and Procedures

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.


(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-3) is attached as Exhibit 99.CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                          Safeco Money Market Trust

                                          /s/    Roger F. Harbin
                                          --------------------------------
                                                 Roger F. Harbin
                                                 President


           Date:  November 10, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                          Safeco Money Market Trust

                                          /s/    David N. Evans
                                          --------------------------------
                                                 David N. Evans
                                                 Treasurer

           Date:  November 10, 2004